Document and Entity Information	Oct. 10, 2017
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Oct. 10, 2017
Document Effective Date	Oct. 10, 2017
Prospectus Date	Feb. 01, 2017
Eaton Vance Core Plus Bond Fund | Class A
Risk/Return:
Trading Symbol	EBABX
Eaton Vance Core Plus Bond Fund | Class C
Risk/Return:
Trading Symbol	ECBAX
Eaton Vance Core Plus Bond Fund | Class I
Risk/Return:
Trading Symbol	EIBAX